OPTIMUM QTM FUNDS

Prospectus

November 26, 2004

Optimum Q - All Cap Core Fund
Optimum Q - Balanced Growth Fund
Optimum Q - Capital Conservation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

OPTIMUM QTM FUNDS

Your no-load investment choice

TABLE OF CONTENTS

OPTIMUM Q - ALL CAP CORE FUND	1

Investment Objective	1
Principal Investment Strategies	1
Principal Risks	1
Performance	2
Fees and Expenses	3

OPTIMUM Q - BALANCED GROWTH FUND	5

Investment Objective	5
Principal Investment Strategies	5
Principal Risks	6
Performance	7
Fees and Expenses	8

OPTIMUM Q - CAPITAL CONSERVATION FUND	10

Investment Objective	10
Principal Investment Strategies	10
Principal Risks	10
Performance	11
Fees and Expenses	12

MANAGEMENT OF THE FUNDS	14

The Adviser	14
Management Team	14
Prior Performance of Similar Accounts	15

MORE ABOUT THE FUNDS	16

Additional Investment Strategies	16
Additional Risks	16

YOUR ACCOUNT	17

Share Price	17
Buying Shares	17
Selling Shares	20
Exchanging Shares	22
Retirement and Other Qualified Plans	22
General Transaction Policies	23

DISTRIBUTIONS AND TAXES	23

Dividends and Distributions	23
Taxation	24
Financial Highlights	25

NOTICE OF PRIVACY POLICY	Inside Back Cover

Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the “Adviser”), is the investment adviser for the Optimum QTM Funds and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140.

Optimum Q - All Cap Core Fund

This Prospectus offers the Memorial Class shares of the Optimum Q - All Cap Core Fund.

Investment Objective
The All Cap Core Fund’s investment objective is long-term growth of capital.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities.

The Optimum Q - All Cap Core model was developed using the proprietary Optimum Q disciplined quantitative process. The Adviser believes that by using a quantitative model, more stocks can be analyzed daily more objectively than by following a more traditional, labor intensive approach. The model is designed to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The model takes into account trading costs so trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints both limit the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or economic sector differs from that of the Adviser’s universe of possible investments. (As mentioned above, the Adviser’s “universe” of possible investments approximates that of the Russell 3000® Index.) In the event the Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options. The Adviser believes that the Fund benefits from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

1

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Portfolio Turnover Risks. The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

Futures and Options on Futures Risks. The Fund may use futures and options on futures during periods of large cash flows or for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund’s investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in any size company
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.

Performance
The following performance information indicates some of the risks of investing in the Fund by showing the Fund’s total return during the past calendar year and by comparing the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.

Total Return for the Calendar Years Ended December 31*

All Cap Core Fund - Memorial Class

* The year-to-date total return for the Fund as of September 30, 2004, was 4.42%.

During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2003, up 12.41%, and its worst quarter was the first quarter of 2003, up 0.10%.

2

Average Annual Total Returns as of December 31, 2003	1 Year	Since Inception (10/1/02)
Return Before Taxes	29.72%	28.39%
Return After Taxes on Distributions(1)	29.00%	27.77%
Return After Taxes on Distributions and Sale of Fund Shares(1,2)	19.58%	23.96%
Russell 3000 Index(3)	31.06%	32.00%
Lipper Multi-Cap Core Funds Index(4)	31.31%	30.60%
(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3)
The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents 98% of the investable U.S. equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(4)	The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund’s Memorial Class. This is a no-load class of shares of the Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	None
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses (3)	0.65%
Total Annual Fund Operating Expenses (4)	1.40%
Less: Expense waiver/reimbursement	-0.15%
Net Expenses	1.25%

(1)	You may be charged a $15.00 fee for wire redemptions.
(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.
(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4)	The Adviser has contractually agreed to limit the Memorial Class’ expenses to 1.25% of average net assets of the Fund through November 30, 2005. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

3

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 1.25% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$428	$752	$1,667

4

Optimum Q - Balanced Growth Fund

Investment Objective
The Balanced Growth Fund’s investment objective is long-term growth through capital appreciation and income.

Principal Investment Strategies
To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment—debt and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund’s asset mix will change based on existing and anticipated market conditions.

Equity Securities: The Fund’s domestic equity portfolio will consist primarily of common stock managed in a style similar to the Optimum Q - All Cap Core Fund, which utilizes a whole market, all cap/all style strategy. The whole market approach encompasses all major areas of the U.S. equity market including companies of all sizes with both growth and value characteristics. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities. The Adviser selects most of the Fund’s U.S. equity investments from companies listed in the Russell 3000® Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The quantitative model used to construct the portfolio is designed to maximize compound annual return while controlling risk. In the event the Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options. The Adviser believes that the Fund benefits from this technique by reducing trading costs.

In managing the Fund’s allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations and sponsored American Depositary Receipts (“ADRs”). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.

Fixed Income Securities: The Fund’s investments in fixed income securities may be of any credit quality, from investment grade to high-yield bonds (“junk bonds”) and may have all types of interest rate payment and reset terms. The Adviser may select fixed income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield (or junk bonds) securities. In selecting securities for the fixed-income portion of the Fund, the Adviser establishes duration targets and determines the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.

[1]	Duration is a measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes.

5

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.

Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.

Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. Foreign investments generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund’s income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

6

High-Yield Debt Securities Risks. High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may effect their ability to meet their interest or principal payment obligations.

Portfolio Turnover Risks: The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

Futures and Options on Futures Risks. The Fund may use futures and options on futures during periods of large cash flows or for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund’s investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are looking for a diversified investment vehicle
•	You want total return—income and capital appreciation
This Fund is not appropriate for you if you have short-term financial goals.

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows the Fund’s total return for the past calendar year. The table compares the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.

Total Return for the Calendar Years Ended December 31*

Balanced Growth Fund

7

* The year-to-date total return for the Fund as of September 30, 2004 was 4.85%.

During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2003, up 9.56%, and its worst quarter was the first quarter of 2003, down 0.68%.

Average Annual Total Returns as of December 31, 2003	1 Year	Since Inception (10/1/02)
Return Before Taxes	24.16%	22.74%
Return After Taxes on Distributions(1)	23.37%	21.91%
Return After Taxes on Distributions and Sale of Fund Shares(1,2)	15.86%	18.95%
S&P 500 Index(3)	26.68%	30.49%
Lipper Balanced Fund Index(4)	19.94%	20.69%
(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3)	The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a makert-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities an at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. This is a no-load Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	None
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses (3)	0.42%
Total Annual Fund Operating Expenses (4)	1.17%

(1)	You may be charged a $15.00 fee for wire redemptions.
(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.
(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4)	The Adviser has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2005. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

8

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

The example assumes that:
•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Optimum Q - Capital Conservation Fund

Investment Objective
The Capital Conservation Fund’s investment objective is to preserve the value of Fund assets and produce income.

Principal Investment Strategies
To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor’s or its equivalent by another nationally recognized statistical rating organization (“NRSRO”) or determined by the Adviser to be of comparable quality at the time of purchase). Such investments include obligations issued or guaranteed by the U.S. Government and its agencies and debt obligations of U.S. corporations. The Fund may also invest in asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and the obligations of U.S. banks.

The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Fund requires that securities rated in the top three ratings categories (i.e., securities rated A or better by Standard & Poors or Moody’s) account for 75% of the Fund’s assets. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.

In selecting portfolio securities, the Adviser uses a “top-down” approach by first monitoring and evaluating economic trends. The Adviser establishes duration targets and determines an appropriate allocation of the Fund’s assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.

Bonds are:
Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer generally is required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund’s income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

10

Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

This Fund may be appropriate for you if:
•	You want to preserve capital
•	You want to earn income on investments considered more stable than stocks
•	You are looking for a fixed-income component to complete your portfolio

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows the Fund’s total return during the past calendar year. The table compares the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.

Total Return for the Calendar Years Ended December 31*

Capital Conservation Fund

* The year-to-date total return for the Fund as of September 30, 2004 was 1.11%.

During the period of time displayed in the bar chart, the Fund’s best quarter was the first quarter of 2003, up 0.54%, and its worst quarter was the third quarter of 2003, down 0.12%.

11

Average Annual Total Returns as of December 31, 2003	1 Year	Since Inception (10/1/02)
Return Before Taxes	0.71%	1.07%
Return After Taxes on Distributions(1)	(0.42)%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares(1,2)	0.46%	0.33%
Citigroup Salomon 1-Year Treasury Benchmark Index(3)	1.47%	1.69%
Lipper Short-Term Investment Grade Debt Funds Index(4)	2.65%	3.01%
(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3)	The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. This is a no-load Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	None
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses (3)	0.49%
Total Annual Fund Operating Expenses (4)	0.89%
Plus: Recovery of Waived Expenses	0.06%
Net Expenses(4)	0.95%
(1)	You may be charged a $15.00 fee for wire redemptions.
(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.
(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4)	The Adviser has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.95% of average net assets of the Fund through November 30, 2005. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The example assumes that:
•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

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Management of the Funds

The Adviser
MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, which is a registered investment adviser. MDT Advisers is responsible for the day-to-day management of the Optimum Q Funds (the “Funds” or the “Trust”) in accordance with each Fund’s respective investment objectives and policies (subject to the general supervision of the Funds’ Board of Trustees). This includes making investment decisions, and buying and selling securities. The advisory fee is accrued daily and paid monthly. However, until November 30, 2005, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed 1.25%, 1.50% and 0.95% of the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Fund, respectively. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers for its services during the previous fiscal year is shown below.

Fund	Advisory Fee Entitled to be Paid	Advisory Fee Actually Paid
	(as a % of average daily net assets)
Optimum Q - All Cap Core Fund	0.75%	0.60%
Optimum Q - Balanced Growth Fund	0.75%	0.75%
Optimum Q - Capital Conservation Fund	0.40%	0.46%*
*The Advisory Fee that the Adviser received for managing the Capital Conservation Fund exceeded the contractual advisory fee because the Adviser was able to recover expenses that it had waived during the organization of the Fund.

MDT Advisers provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of September 30, 2004, the MDT Advisers division had approximately $1.33 billion in assets under its direct management. As of the same date, the Adviser, as a whole, had approximately over $2.21 billion in assets under management.

Management Team
Overall investment policy is set by an investment committee headed by R. Schorr Berman, Chief Investment Officer of MDT Advisers. The All Cap Core Fund is managed by the Quantitative Equity Strategies Group headed by David M. Goldsmith. The Balanced Growth Fund is managed by Mr. Berman, Dr. Goldsmith and John Sherman. The Capital Conservation Fund is managed by Mr. Berman and Mr. Sherman.

R. Schorr Berman, the President, Chief Executive Officer and Chief Investment Officer of MDT Advisers, has over 20 years experience investing in public and private equities. He began investing quantitatively while an investment officer with Memorial Drive Trust, and he co-founded MDT Advisers, Inc. in 1988. (MDT Advisers, Inc. merged with Harris Bretall Sullivan & Smith, LLC on August 26, 2002.) Mr. Berman received a B.A. in English from Stanford University, and an M.B.A. from the Harvard Graduate School of Business Administration with the distinction of being a Baker Scholar.

David M. Goldsmith, Ph.D., Chief Investment Officer of Quantitative Equity Strategies, joined MDT Advisers in 1990. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He is a member of the Center for Economic Policy Studies of Princeton University and has published in the Journal of Finance. Dr. Goldsmith received an A.B., Summa Cum Laude, Economics from Princeton University and a Ph.D., Economics, Concentration in Finance from Harvard University.

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John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over 13 years of experience analyzing financial markets and has been responsible for the Adviser’s fixed income investments for the past four years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991 - 1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.

Prior Performance of Similar Accounts
Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have the same investment objectives, policies, strategies, and risks substantially similar to those of the Optimum Q - All Cap Core Fund (the “All Cap Core Accounts”) managed by the same senior management team at the Adviser for the periods indicated. The All Cap Core Accounts and the All Cap Core Fund are managed by the same team of portfolio managers of the Adviser. The All Cap Core Accounts represent assets of approximately $92 million as of September 30, 2004.

This information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the All Cap Core Fund. Performance of the All Cap Core Accounts is historical and does not represent the future performance of the All Cap Core Fund.

Returns do not include management fees, but include the reinvestment of all income. Cash and cash equivalents are included in performance returns. The composite’s returns are calculated on a time-weighted basis. Leverage has not been used in the All Cap Core Accounts.

The All Cap Core Accounts are not subject to the same type of expenses to which the All Cap Core Fund is subject partly because the All Cap Core Accounts are not subject to the same regulatory requirements as the All Cap Core Fund. The All Cap Core Fund is subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the All Cap Core Accounts could have been adversely affected if the All Cap Core Accounts had been regulated under the federal securities and tax laws imposed on the All Cap Core Fund. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the All Cap Core Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Average Annual Total Returns	All Cap Core Accounts Composite(1)	Russell 3000® Index(2)
Year-to-Date 1/01/2004 - 9/30/2004	5.73%	1.62%
1 year ended 12/31/2003	31.40%	31.06%
3 years ended 12/31/2003	0.88%	(3.08)%
5 years ended 12/31/2003	4.17%	0.37%
Since Inception 9/5/1991 - 9/30/2004	14.71%	10.62%

(1)	Returns do not include management fees. Actual returns would be reduced by investment advisory fees and other expenses that may be incurred in the management of the account.
(2)	The Russell 3000® Index is an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.

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More About the Funds

Additional Investment Strategies
The Funds’ investment objectives described in the Risk/Return Summaries may be changed without shareholder approval. If a Fund’s objectives change, you will be notified at least 60 days in advance. The Fund’s main investment strategies are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds’ objectives. You should note, however, that the Funds may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund’s Statement of Additional Information (“SAI”) containing additional (non-principal) investment strategies and securities (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-86-OPTIMUM-Q (1-866-784-6867).
Besides the principal strategies discussed in the Risk/Return Summaries, the Funds may use various techniques, such as buying and selling futures contracts, swaps, options, when-issued securities and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. The Capital Conservation Fund and Balanced Growth Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may lend securities to broker-dealers or other institutions to earn income.

Temporary Investments & Cash Holdings. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund’s shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor’s, Moody’s Investor Service, Inc. or another NRSRO. Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

Additional Risks
Risks of Securities Lending. To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Futures and Options on Futures Risks. The Funds may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by a Fund or if the strategy does not correlate well with the Fund’s investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

Foreign Securities Risks. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

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Your Account

Share Price
Shares of each Fund are sold at their net asset value (“NAV”). The NAV for shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after a Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•	The name of the Fund
•	The dollar amount of shares to be purchased
•	Purchase application or investment stub
•	Check payable to Optimum Q Funds, or if paying by wire, when wire is received

The NAV is determined by adding the value of each Fund’s investments, cash and other assets attributable, subtracting the liabilities attributable for that Fund and then dividing the result by the total number of shares outstanding in the Fund.

Each Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Adviser under the supervision of the Trust’s Board of Trustees.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of the Fund, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value by the Adviser pursuant to procedures adopted by the Trust’s Board of Trustees.

Buying Shares

Minimum Investments

Fund Name	Initial Purchase - IRAs	Initial Purchase - All Other Accounts	Subsequent Purchases
All Cap Core Fund - Memorial Class	$10,000*	$25,000*	$250
Balanced Growth Fund	$1,000	$2,500	$250
Capital Conservation Fund	$1,000	$2,500	$250

*Please note that these minimums are waived for shareholders that were previously members of the Memorial Drive Trust.  Contact the Adviser to determine if you qualify for a waiver of the minimum investment.

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Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more financial intermediaries to accept on their behalf purchase and redemption orders that are in good order. In addition, these financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf.

Anti-Money Laundering Program

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-86-OPTIMUM-Q (1-866-784-6867) if you need additional assistance when completing your Application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

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Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected the “Telephone Exchange Option” on a Optimum Q Fund, you may call that Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to request an exchange into another Optimum Q Fund. See “Exchanging Shares.”

If you have completed the “Telephone Purchase Option” section of the Account Application Form, call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to place your order. You will then be able to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $250.

By Mail
Make your check payable to “Optimum Q Funds.” Forward the check and your application to the address below. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “Optimum Q Funds.” Forward the check and stub to the address below.

By Wire
Before you wire funds, call the Transfer Agent (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to make arrangements with a telephone representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given.

Notify the Funds of an incoming wire by calling (toll-free) 1-86-OPTIMUM-Q (1-866-784-6867). Use the following instructions:
U.S. Bank, N.A.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund,)
(name/title on the account)
(account #)
The Funds, Adviser and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods. If by mail, complete the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application. To be eligible for this plan, your bank must be a domestic financial institution that is an ACH Member. If your payment is rejected by your financial institution, the Transfer Agent will charge a $25.00 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867). Additional investments (minimum of $250) will be taken from your checking account automatically monthly or quarterly.

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	To Open an Account	To Add to an Account
Through Your Financial Intermediary	To purchase shares for another investor, call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867).	To purchase shares for another investor, call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867).

By Exchange	Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to obtain exchange information. See “Exchanging Shares.”

The Funds do not issue share Certificates.

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Optimum Q Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Optimum Q Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone	Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to place the order. (Note: For security reasons, requests by telephone will be recorded.)

By Mail
Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By Wire
Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. The Funds may require you to redeem all of your shares if your account balance falls below a Fund’s minimum. Please see General Transaction Policies below for additional information. Note that this plan may deplete your investment and affect your income or yield.

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Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.

By Exchange	Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:

1)	We can mail a check to your account’s address. You will generally receive the proceeds within seven days after the Funds or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
2)	We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. In order to be eligible for EFT transactions, your financial institution must be an ACH Member. We cannot debit or credit mutual fund or pass through accounts.
3)	For a $15 fee, we can transmit the proceeds by wire to the bank account of record. The fee will be deducted from your account on dollar specific requests and from the proceeds on share specific requests. If making the request over the phone, the shareholder has the option to have the fee taken from the balance or from the proceeds. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund
•	The number of shares or the dollar amount of shares to be redeemed
•	Signatures of all registered shareholders exactly as the shares are registered
•	The account number

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank account of record or in written instructions (with signature guaranteed) subsequently received by the Transfer Agent; and only if the bank is a member of the Federal Reserve System or the ACH System, respectively. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Funds. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. In addition to the requirements discussed above, a signature guarantee may be needed in the following situations:

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•	If you change ownership on your account;
•	When you want the redemption proceeds sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	Any redemption transmitted by federal wire transfer to a bank other than your bank of record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days; or
•	For all redemptions of $50,000 or more from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures. Signature guarantees are designed to protect both you and the Funds from fraud.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making your request to determine what additional documents are required.

Exchanging Shares
You may exchange all or a portion of your investment from one Optimum Q Fund to another. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds’ transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to learn more about exchanges.

Please Note: The Funds do not permit short-term, excessive trading or market timing. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Funds, each Fund reserves the right to reject any purchase order or exchange request it deems inappropriate. Orders may be rejected from any person believed by the Adviser to be a short-term market timer.

Retirement and Other Qualified Plans
You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

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General Transaction Policies
The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below a Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after 60 days written notice to shareholders.

•	Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation. (See "Share Price" and "Payment of Redemption Proceeds" for required information for “Good Order” purchases and redemptions. Also see requirements for corporate, trust and other accounts.)

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares”.

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-86-OPTIMUM-Q (1-866-784-6867) to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Distributions and Taxes

Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund’s net investment income and distributes any net capital gains the Fund has realized.

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Dividends for the All Cap Core Fund and the Balanced Growth Fund are declared and paid at least annually, while dividends for the Capital Conservation Fund are declared and paid monthly. Capital gains, if any, are generally distributed once a year.

If you elect to have dividends and/or capital gains distributions paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the applicable Fund.

If you elect to receive dividends and/or capital gains distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months; the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current net asset value, and to reinvest all subsequent distributions.

Taxation
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

24

Financial Highlights
The financial highlight tables below show the Funds financial performance information. Certain information reflects financial results for single shares of the Funds. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal period ended July 31, 2004 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. The information for the fiscal period ended July 31, 2003, was audited by Ernst & Young LLP.

	All Cap Core Fund Memorial Class
	Year Ended July 31, 2004	October 1, 2002(1) through July 31,2003
Per Share Data:
Net asset value, beginning of period	$11.76	$10.00
Income from investment operations:
Net investment income	0.04	0.03
Net realized and unrealized gain on investments	2.05	1.75
Total from investment operations	2.09	1.78
Less Distributions:
Dividends from net investment income	(0.03)	(0.01)
Distributions from net capital gains	(0.27)	(0.01)
Total dividends and distributions	(0.30)	(0.02)
Net asset value, end of period	$13.55	$11.76
Total return	17.78%	17.75%	(2)
Supplemental data and ratios:
Net assets, end of period	$31,532,451	$23,455,374
Ratio of expenses to average net assets before reimbursement by Adviser	1.40%	2.18%	(3)
Ratio of expenses to average net assets after reimbursement by Adviser	1.25%	1.33%	(3)
Ratio of net investment income (loss) to average net assets before reimbursement by Adviser	0.15%	(0.48%)	(3)
Ratio of net investment income to average net assets after reimbursement by Adviser	0.30%	0.37%	(3)
Portfolio turnover rate(4)	95.80%	171.64%	(2)

(1)	Commencement of operations.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

25

	Balanced Growth Fund
	Year Ended July 31, 2004	October 1, 2002(1) through July 31, 2003
Per Share Data:
Net asset value, beginning of period	$11.36	$10.00
Income from investment operations:
Net investment income(2)	0.13	0.13
Net realized and unrealized gain on investments	1.61	1.28
Total from investment operations	1.74	1.41
Less Distributions:
Dividends from net investment income	(0.15)	(0.05)
Distributions from net capital gains	(0.13)	(0.00)
Total dividends and distributions	(0.28)	(0.05)
Net asset value, end of period	$12.82	$11.36
Total return	15.37%	14.18%	(3)
Supplemental data and ratios:
Net assets, end of period	$53,814,830	$41,473,645
Ratio of expenses to average net assets before reimbursement by Adviser	1.17%	1.39%	(4)
Ratio of expenses to average net assets after reimbursement by Adviser	1.17%	1.47%	(4)
Ratio of net investment income to average net assets before reimbursement by Adviser	1.03%	1.58%	(4)
Ratio of net investment income to average net assets after reimbursement by Adviser	1.03%	1.50%	(4)
Portfolio turnover rate	78.44%	124.13%	(3)

(1)    Commencement of operations.
(2)    Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)    Not Annualized.
(4)    Annualized.

26

	Capital Conservation Fund
	Year Ended July 31, 2004	October 1, 2002(1) through July 31, 2003
Per Share Data:
Net asset value, beginning of period	$9.86	$10.00
Income from investment operations:
Net investment income(2)	0.06	0.15
Net realized and unrealized gain (loss) on investments	0.02	(0.07)
Total from investment operations	0.08	0.08
Less Distributions:
Dividends from net investment income	(0.15)	(0.22)
Distributions from net capital gains	(0.16)	-
Total dividends and distributions	(0.31)	(0.22)
Net asset value, end of period	$9.63	$9.86
Total return	0.86%	0.82%	(3)
Supplemental data and ratios:
Net assets, end of period	$37,905,494	$45,750,186
Ratio of expenses to average net assets before reimbursement by Adviser	0.89%	0.98%	(4)
Ratio of expenses to average net assets after reimbursement by Adviser	0.95%	0.95%	(4)
Ratio of net investment income to average net assets before reimbursement by Adviser	0.72%	2.00%	(4)
Ratio of net investment income to average net assets after reimbursement by Adviser	0.66%	2.03%	(4)
Portfolio turnover rate	96.92%	68.89%	(3)

(1)    Commencement of operations.
(2)    Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)    Not Annualized.
(4)    Annualized.

27

Notice of Privacy Policy

The Fund and the Adviser collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

Not a part of the Prospectus

28

OPTIMUM QTM FUNDS

Investment Adviser MDT Advisers, a division of Harris Bretall Sullivan & Smith, LLC 125 CambridgePark Drive Cambridge, MA 02140	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 100 East Wisconsin Avenue Milwaukee, WI 53202	Legal Counsel Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, 24th Floor San Francisco, CA 94105

Custodian U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202	Administrator, Transfer Agent and Fund Accountant U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202	Distributor Quasar Distributors, LLC 615 E. Michigan Street Milwaukee, WI 53202

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) or by writing to:

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
1940 Act File No. 811-21141

OPTIMUM QTM FUNDS

Prospectus

November 26, 2004

Optimum Q - All Cap Core Fund

Adviser Class

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

OPTIMUM QTM FUNDS
Your no-load investment choice

TABLE OF CONTENTS

OPTIMUM Q - ALL CAP CORE FUND	1

Investment Objective	1
Principal Investment Strategies	1
Principal Risks	1
Performance	2
Fees and Expenses	2

MANAGEMENT OF THE FUND	4

The Adviser	4
Management Team	4
Prior Performance of Similar Accounts	5

MORE ABOUT THE FUND	6

Additional Investment Strategies	6
Additional Risks	6

YOUR ACCOUNT	7

Distribution of Shares	7
Share Price	7
Buying Shares	8
Selling Shares	10
Retirement and Other Qualified Plans	12
General Transaction Policies	12

DISTRIBUTIONS AND TAXES	13

Dividends and Distributions	13
Taxation	13
Financial Highlights	15

NOTICE OF PRIVACY POLICY	Inside Back Cover

Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the “Adviser”), is the investment adviser for the Optimum QTM Funds and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140.

Optimum Q - All Cap Core Fund

This Prospectus offers the Adviser Class shares of the Optimum Q - All Cap Core Fund.

Investment Objective
The All Cap Core Fund’s (the “Fund”) investment objective is long-term growth of capital.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities.

The Optimum Q - All Cap Core model was developed using the proprietary Optimum Q disciplined quantitative process. The Adviser believes that by using a quantitative model, more stocks can be analyzed daily more objectively than by following a more traditional, labor intensive approach. The model is designed to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The model takes into account trading costs so trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints both limit the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or economic sector differs from that of the Adviser’s universe of possible investments. (As mentioned above, the Adviser’s “universe” of possible investments approximates that of the Russell 3000® Index.) In the event the Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options. The Adviser believes that the Fund benefits from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

1

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Portfolio Turnover Risks. The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

Futures and Options on Futures Risks. The Fund may use futures and options on futures during periods of large cash flows and for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund’s investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in any size company
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.

Performance
Because the Fund has not been operating for a full calendar year, no performance information can be provided.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Adviser Class of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (2)	0.65%
Total Annual Fund Operating Expenses (3)	1.65%
Less: Expense waiver/reimbursement	-0.15%
Net Expenses	1.50%

(1)	You may be charged a $15.00 fee for wire redemptions.
(2)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(3)	The Adviser has contractually agreed to limit the Adviser Class’ Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2005. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

2

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
•	You invest $10,000 in the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 1.50% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$506	$883	$1,942

3

Management of the Fund

The Adviser
MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, which is a registered investment adviser. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board of Trustees). This includes making investment decisions, and buying and selling securities. For its services, the Adviser is entitled to receive an annual fee of 0.75% of the Fund’s average net assets.

The advisory fee is accrued daily and paid monthly. However, until November 30, 2005, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) does not exceed 1.50% of the All Cap Core Fund’s Adviser class. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. For the fiscal year ended July 31, 2004, the Adviser received 0.60% of the Fund’s Adviser class average daily net assets as compensation for its advisory services, which is less than the 0.75% of the Fund’s Adviser class average daily net assets due to the expense waiver/reimbursement discussed above.

MDT provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of September 30, 2004, the MDT Advisers division had approximately $1.33 billion in assets under its direct management. As of the same date, the Adviser as a whole, had approximately $2.21 billion in assets under management. The Adviser currently manages two other mutual funds: Optimum Q - Balanced Growth Fund and Optimum Q - Capital Conservation Fund. For more information about those funds, please call 1-86-OPTIMUM-Q (1-866-784-6867).

Management Team
Overall investment policy is set by an investment committee headed by R. Schorr Berman, Chief Investment Officer of MDT Advisers. The All Cap Core Fund is managed by the Quantitative Equity Strategies Group headed by David M. Goldsmith.

R. Schorr Berman, the President, Chief Executive Officer and Chief Investment Officer of MDT Advisers, has over 20 years experience investing in public and private equities. He began investing quantitatively while an investment officer with Memorial Drive Trust, and he co-founded MDT Advisers, Inc. in 1988. (MDT Advisers, Inc. merged with Harris Bretall Sullivan & Smith, LLC on August 26, 2002.) Mr. Berman received a B.A. in English from Stanford University, and an M.B.A. from the Harvard Graduate School of Business Administration with the distinction of being a Baker Scholar.

David M. Goldsmith, Ph.D., Chief Investment Officer of Quantitative Equity Strategies, joined MDT Advisers in 1990. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He is a member of the Center for Economic Policy Studies of Princeton University and has published in the Journal of Finance. Dr. Goldsmith received an A.B., Summa Cum Laude, Economics from Princeton University and a Ph.D., Economics, Concentration in Finance from Harvard University.

4

Prior Performance of Similar Accounts
Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have the same investment objectives, policies, strategies, and risks substantially similar to those of the Optimum Q - All Cap Core Fund (the “All Cap Core Accounts”) managed by the same senior management team at the Adviser for the periods indicated. The All Cap Core Accounts and the All Cap Core Fund are managed by the same team of portfolio managers of the Adviser. The All Cap Core Accounts represent assets of approximately $92  million as of September 30, 2004.

This information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the All Cap Core Fund. Performance of the All Cap Core Accounts is historical and does not represent the future performance of the All Cap Core Fund.

Returns do not include management fees, but include the reinvestment of all income. Cash and cash equivalents are included in performance returns. The composite’s returns are calculated on a time-weighted basis. Leverage has not been used in the All Cap Core Accounts.

The All Cap Core Accounts are not subject to the same type of expenses to which the All Cap Core Fund is subject partly because the All Cap Core Accounts are not subject to the same regulatory requirements as the All Cap Core Fund. The All Cap Core Fund is subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the All Cap Core Accounts could have been adversely affected if the All Cap Core Accounts had been regulated under the federal securities and tax laws imposed on the All Cap Core Fund. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the All Cap Core Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Average Annual Total Returns	All Cap Core Accounts Composite(1)	Russell 3000® Index(2)
Year-to-Date 1/01/2004 - 9/30/2004	5.73%	1.62%
1 year ended 12/31/2003	31.40%	31.06%
3 years ended 12/31/2003	0.88%	(3.08)%
5 years ended 12/31/2003	4.17%	0.37%
Since Inception 9/5/1991 - 9/30/2004	14.71%	10.62%

(1) Returns do not include management fees. Actual returns would be reduced by investment advisory fees and other expenses that may be incurred in the management of the account.

(2) The Russell 3000® Index is an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.

5

More About the Fund

Additional Investment Strategies
The Fund’s investment objectives described in the Risk/Return Summaries may be changed without shareholder approval. If the Fund’s objectives change, you will be notified at least 60 days in advance. The Fund’s main investment strategies are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Fund’s objectives. You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund’s Statement of Additional Information (“SAI”) containing additional (non-principal) investment strategies and securities (including a description of the types of securities that the Fund considers to be foreign securities), please call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

Besides the principal strategies discussed in the Risk/Return Summaries, the Fund may also invest in futures, options and similar derivatives to manage its interest rate risk. The Fund may lend securities to broker-dealers or other institutions to earn income.

Temporary Investments & Cash Holdings. The Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term investment grade securities, while waiting to invest monies received from purchases of the Fund’s shares or from the sale of its portfolio securities. Cash equivalents purchased by the Fund will be rated in the highest ratings categories by Standard & Poor’s, Moody’s Investor Service, Inc., Fitch Inc. or another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.

In addition, the Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. The Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

Additional Risks
Risks of Securities Lending. To generate income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

6

Your Account

Distribution of Shares

Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted a Rule 12b-1 Plan on behalf of the Adviser Class under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, the Class pays a fee up to 0.25% of the average daily net asset value of Fund shares. The Distributor uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.

Share Price

Shares of the Fund are sold at their net asset value (“NAV”). The NAV for shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after the Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•	The name of the Fund
•	The dollar amount of shares to be purchased
•	Purchase application or investment stub
•	Check payable to Optimum Q Funds, or if paying by wire, when wire is received

The NAV is determined by adding the value of the Fund’s investments, cash and other assets attributable, subtracting the liabilities attributable for the Fund and then dividing the result by the total number of shares outstanding in the Fund.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Adviser under the supervision of the Trust’s Board of Trustees. If any events materially affect the value of the Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

7

Buying Shares

Minimum Investments

Initial Purchase	Subsequent Purchases
$1,000 - IRAs	$250
$2,500 - all other accounts	$250

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Fund may authorize one or more financial intermediaries to receive on their behalf purchase and redemption orders that are in good order. In addition, these financial intermediaries may designate other financial intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-86-OPTIMUM-Q (1-866-784-6867) if you need additional assistance when completing your Application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

8

Methods of Buying
	To Open an Account	To Add to an Account
By Telephone	You may not use telephone transactions for your initial purchase of the Fund’s shares.
If you have completed the “Telephone Purchase Option” section of the Account Application Form, call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to place your order. You will then be able to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $250.

By Mail
Make your check payable to “Optimum Q Funds.” Forward the check and your application to the address below. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “Optimum Q Funds.” Forward the check and stub to the address below.

By Wire
Before you wire funds, call the Transfer Agent (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to make arrangements with a telephone representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given.

Notify the Fund of an incoming wire by calling (toll-free) 1-86-OPTIMUM-Q (1-866-784-6867). Use the following instructions:
U.S. Bank, N.A.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund,)
(name/title on the account)
(account #)
The Fund, Adviser and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods. If by mail, complete the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application. To be eligible for this plan, your bank must be a domestic financial institution that is an ACH Member. If your payment is rejected by your financial institution, the Transfer Agent will charge a $25.00 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.

If you did not set up an Automatic Investment Plan with your original application, call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867). Additional investments (minimum of $250) will be taken from your checking account automatically monthly or quarterly.

	To Open an Account	To Add to an Account
Through Your Financial Intermediary	To purchase shares for another investor, call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867).	To purchase shares for another investor, call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867).

The Funds do not issue share Certificates.

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Optimum Q Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Optimum Q Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone	Call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to place the order. (Note: For security reasons, requests by telephone will be recorded.)

By Mail
Send a letter instructing the Fund to redeem the dollar amount or number of shares you wish. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By Wire
Call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan
The Fund offers shareholders a Systematic Withdrawal Plan. Call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. The Funds may require you to redeem all of your shares if your account balance falls below a Fund’s minimum. Please see General Transaction Policies below for additional information. Note that this plan may deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.

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Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. You may receive the proceeds in one of three ways:

1)	We can mail a check to your account’s address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
2)	We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. In order to be eligible for EFT transactions, your financial institution must be an ACH Member. We cannot debit or credit mutual fund or pass through accounts.
3)	For a $15 fee, we can transmit the proceeds by wire to the bank account of record. The fee will be deducted from your account on dollar specific requests and from the proceeds on share specific requests. If making the request over the phone, the shareholder has the option to have the fee taken from the balance or from the proceeds. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund
•	The number of shares or the dollar amount of shares to be redeemed
•	Signatures of all registered shareholders exactly as the shares are registered
•	The account number

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank account of record or in written instructions (with signature guaranteed) subsequently received by the Transfer Agent; and only if the bank is a member of the Federal Reserve System or the ACH System, respectively. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. In addition to the requirements discussed above, a signature guarantee may be needed in the following situations:

•	If you change ownership on your account;
•	When you want the redemption proceeds sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	Any redemption transmitted by federal wire transfer to a bank other than your bank of record;

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•	If a change of address request has been received by the Transfer Agent within the last 15 days; or
•	For all redemptions of $50,000 or more from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures. Signature guarantees are designed to protect both you and the Fund from fraud.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making your request to determine what additional documents are required.

Please Note: The Fund does not permit short-term, excessive trading or market timing. Excessive purchases or redemptions of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Fund, the Fund reserves the right to reject any purchase order it deems inappropriate. Orders may be rejected from any person believed by the Adviser to be a short-term market timer.

Retirement and Other Qualified Plans
You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

General Transaction Policies
The Fund reserves the right to:

•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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•	Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation. (See "Share Price" and "Payment of Redemption Proceeds" for required information for “Good Order” purchases and redemptions. Also see requirements for corporate, trust and other accounts.)

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. “Reasonable precautions” may include asking you for an account number, account registration, social security number or tax ID number on the account. Once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares”.

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-86-OPTIMUM-Q (1-866-784-6867) to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Distributions and Taxes

Dividends and Distributions
The Fund pays its shareholders dividends from the Fund’s net investment income and distributes any net capital gains the Fund has realized.

Dividends for the All Cap Core Fund are generally declared and paid at least annually. Capital gains, if any, are generally distributed once a year.

If you elect to have dividends and/or capital gains distributions paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive dividends and/or capital gains distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months; the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Taxation
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

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Distributions by the Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by the Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

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Financial Highlights
The financial highlight tables below show the Fund’s financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal period ended July 31, 2004 has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The information for the fiscal period ended July 31, 2003, was audited by Ernst & Young LLP.

	All Cap Core Fund Adviser Class
	Year Ended July 31, 2004	February 12, 2003(1) through July 31, 2003
Per Share Data:
Net asset value, beginning of period	$11.75	$10.17
Income from investment operations:
Net investment income	0.01	0.00
Net realized and unrealized gain on investments	2.05	1.58
Total from investment operations	2.06	1.58
Less distributions:
Dividends from net investment income	(0.02)	-
Distributions from net capital gains	(0.27)	-
Total dividends and distributions	(0.29)	-
Net asset value, end of period	$13.52	$11.75
Total return	17.53%	15.54%	(2)
Supplemental data and ratios:
Net assets, end of period	$9,628,390	$1,584,985
Ratio of expenses to average net assets before reimbursement by Adviser	1.65%	2.34%	(3)
Ratio of expenses to average net assets after reimbursement by Adviser	1.50%	1.50%	(3)
Ratio of net investment loss to average net assets before reimbursement by Adviser	(0.10)%	(0.63%)	(3)
Ratio of net investment income to average net assets after reimbursement by Adviser	0.05%	0.21%	(3)
Portfolio turnover rate(4)	95.80%	171.64%	(2)

(1)	Commencement of operations.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Notice of Privacy Policy

The Fund and the Adviser collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus

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OPTIMUM QTM FUNDS

Investment Adviser MDT Advisers, a division of Harris Bretall Sullivan & Smith, LLC 125 CambridgePark Drive Cambridge, MA 02140	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 100 East Wisconsin Avenue Milwaukee, WI 53202	Legal Counsel Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, 24th Floor San Francisco, CA 94105

Custodian U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202	Administrator, Transfer Agent and Fund Accountant U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202	Distributor Quasar Distributors, LLC 615 E. Michigan Street Milwaukee, WI 53202

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) or by writing to:

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
1940 Act File No. 811-21141